UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Courtney R. Taylor
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Mortgage FundSM
Investment portfolio

May 31, 2011
unaudited

Bonds & notes — 92.40%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 90.00%
Federal agency mortgage-backed obligations1 — 88.53%
Fannie Mae 3.309% 2017	$349	$357
Fannie Mae 4.50% 2024	2,053	2,181
Fannie Mae 5.00% 2024	1,906	2,046
Fannie Mae 3.00% 2025	1,512	1,507
Fannie Mae 3.50% 2025	3,838	3,920
Fannie Mae 3.50% 2025	3,688	3,766
Fannie Mae 3.50% 2025	1,942	1,983
Fannie Mae 3.50% 2025	876	895
Fannie Mae 4.00% 2025	5,902	6,165
Fannie Mae 3.00% 2026	6,593	6,572
Fannie Mae 3.00% 2026	1,810	1,804
Fannie Mae 3.50% 2026	3,935	4,020
Fannie Mae 3.50% 2026	3,462	3,535
Fannie Mae 4.00% 2026	6,791	7,089
Fannie Mae 6.00% 2038	8,263	9,101
Fannie Mae 6.00% 2038	4,155	4,576
Fannie Mae 6.00% 2038	3,955	4,358
Fannie Mae 5.50% 2039	1,699	1,846
Fannie Mae 3.195% 20402	2,338	2,422
Fannie Mae 3.50% 2040	991	960
Fannie Mae 3.50% 2040	592	574
Fannie Mae 3.50% 2040	494	478
Fannie Mae 4.00% 2040	1,565	1,581
Fannie Mae 4.50% 2040	3,765	3,918
Fannie Mae 4.50% 2040	3,701	3,852
Fannie Mae 4.50% 2040	2,477	2,577
Fannie Mae 4.50% 2040	2,095	2,180
Fannie Mae 4.50% 2040	1,430	1,491
Fannie Mae 4.50% 2040	1,358	1,415
Fannie Mae 4.50% 2040	1,279	1,331
Fannie Mae 4.50% 2040	1,107	1,154
Fannie Mae 4.50% 2040	687	715
Fannie Mae 4.50% 2040	397	413
Fannie Mae 4.50% 2040	377	393
Fannie Mae 4.50% 2040	119	124
Fannie Mae 4.50% 2040	79	83
Fannie Mae 5.00% 2040	18,966	20,228
Fannie Mae 3.50% 2041	3,873	3,751
Fannie Mae 3.50% 2041	2,749	2,663
Fannie Mae 4.00% 2041	8,113	8,182
Fannie Mae 4.00% 2041	2,621	2,647
Fannie Mae 4.00% 2041	801	809
Fannie Mae 4.50% 2041	11,125	11,576
Fannie Mae 4.50% 2041	9,425	9,806
Fannie Mae 4.50% 2041	8,275	8,610
Fannie Mae 4.50% 2041	7,435	7,751
Fannie Mae 4.50% 2041	5,000	5,195
Fannie Mae 4.50% 2041	3,731	3,883
Fannie Mae 4.50% 2041	3,200	3,330
Fannie Mae 4.50% 2041	3,134	3,261
Fannie Mae 4.50% 2041	3,112	3,247
Fannie Mae 4.50% 2041	2,594	2,704
Fannie Mae 4.50% 2041	2,084	2,173
Fannie Mae 4.50% 2041	1,523	1,588
Fannie Mae 4.50% 2041	1,115	1,162
Fannie Mae 4.50% 2041	288	300
Fannie Mae 4.50% 2041	199	207
Fannie Mae 5.00% 2041	10,000	10,645
Freddie Mac 4.00% 2025	1,650	1,723
Freddie Mac 5.50% 2037	1,509	1,639
Freddie Mac 5.50% 2037	921	998
Freddie Mac 6.00% 2038	2,464	2,713
Freddie Mac 5.50% 2039	2,193	2,380
Freddie Mac 6.00% 2039	1,299	1,430
Freddie Mac 3.074% 20402	551	569
Freddie Mac 2.851% 20412	943	970
Freddie Mac 3.40% 20412	498	513
Freddie Mac 3.50% 2041	4,983	4,819
Freddie Mac 4.00% 2041	12,134	12,226
Freddie Mac 4.00% 2041	9,900	9,976
Freddie Mac 4.00% 2041	5,252	5,292
Freddie Mac 4.50% 2041	1,988	2,071
Freddie Mac, Series K701, Class A2, 3.882% 20172	300	316
Freddie Mac, Series K013, Class A1, 2.902% 2020	400	407
Freddie Mac, Series K010, Class A1, 3.32% 20202	308	318
Freddie Mac, Series K011, Class A2, 4.084% 2020	400	411
Government National Mortgage Assn. 5.00% 2038	4,626	5,027
Government National Mortgage Assn. 4.50% 2039	2,363	2,509
Government National Mortgage Assn. 4.50% 2039	2,074	2,203
Government National Mortgage Assn. 3.50% 2040	4,068	4,002
Government National Mortgage Assn. 3.50% 2040	1,884	1,853
Government National Mortgage Assn. 3.50% 2040	1,588	1,562
Government National Mortgage Assn. 3.50% 2040	1,437	1,414
Government National Mortgage Assn. 3.50% 2040	1,413	1,389
Government National Mortgage Assn. 4.00% 2040	1,694	1,741
Government National Mortgage Assn. 3.50% 2041	4,975	4,893
Government National Mortgage Assn. 3.50% 2041	4,926	4,846
Government National Mortgage Assn. 3.50% 2041	2,544	2,502
Government National Mortgage Assn. 3.50% 2041	1,176	1,157
Government National Mortgage Assn. 4.00% 2041	3,364	3,455
Government National Mortgage Assn. 4.00% 2041	2,560	2,630
Government National Mortgage Assn. 4.50% 2041	1,826	1,935
National Credit Union Administration, Series 2010-R2, Class 1A, 0.576% 20172,3	126	126
National Credit Union Administration, Series 2011-R3, Class 1A, 0.604% 20202	287	288
National Credit Union Administration, Series 2011-R2, Class 1A, 0.606% 20202	339	339
National Credit Union Administration, Series 2011-R1, Class 1A, 0.656% 20202	202	202
		297,944

Other mortgage-backed securities1 — 1.47%
Bank of Montreal 2.625% 20164	650	665
HBOS Treasury Services PLC 5.00% 20114	350	356
HBOS Treasury Services PLC 5.25% 20174	250	270
Northern Rock PLC 5.625% 20174	550	589
Bank of Nova Scotia 1.45% 20134	500	506
Credit Suisse Group AG 2.60% 20164	500	502
Canadian Imperial Bank 2.75% 20164	400	412
Sparebank 1 Boligkreditt AS 2.625% 20164	400	402
Swedbank Hypotek AB 2.95% 20164	300	306
Nationwide Building Society, Series 2007-2, 5.50% 20124	250	262
National Bank of Canada 1.65% 20144	250	254
DnB NOR ASA 2.90% 20164	200	204
Barclays Bank PLC 2.50% 20154	200	200
		4,928

Total mortgage-backed obligations		302,872

U.S. TREASURY BONDS & NOTES — 2.21%
U.S. Treasury 4.25% 2040	2,500	2,512
U.S. Treasury 4.75% 2041	4,500	4,914
		7,426

MUNICIPALS — 0.19%
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2004-A-1, Alternative Minimum Tax, 5.15% 2034	335	343
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Bonds,
Series 2002-C, Alternative Minimum Tax, 5.82% 2033	300	310
		653

Total bonds & notes (cost: $304,860,000)		310,951

Short-term securities — 11.46%

Fannie Mae 0.055%–0.09% due 6/20–8/10/2011	10,400	10,399
General Electric 0.08% due 6/1/2011	9,900	9,900
John Deere Credit Ltd. 0.11% due 6/9/20114	5,700	5,700
McDonald’s Corp. 0.10% due 6/23/20114	4,400	4,400
Freddie Mac 0.20%–0.21% due 6/21–12/14/2011	3,575	3,573
Coca-Cola Co. 0.22% due 9/2/20114	1,800	1,799
Jupiter Securitization Co., LLC 0.21%–0.24% due 6/27–7/5/20114	1,400	1,400
Straight-A Funding LLC 0.20% due 7/8/20114	1,400	1,399

Total short-term securities (cost: $38,569,000)		38,570

Total investment securities (cost: $343,429,000)		349,521
Other assets less liabilities		(12,989)

Net assets		$336,532

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $126,000, which represented .04% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,626,000, which represented 5.83% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund's valuation levels as of May 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Mortgage-backed obligations	$—	$302,746	$126	$302,872
U.S. Treasury bonds & notes	—	7,426	—	7,426
Municipals	—	653	—	653
Short-term securities	—	38,570	—	38,570
Total	$—	$349,395	$126	$349,521

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the period ended May 31, 2011 (dollars in thousands):

Ending
	Beginning	Transfers		Unrealized		value at
	value	into Level 3*	Sales	depreciation		5/31/2011
Investment securities	$—	$133	$(7)	$—	†	$126

Net unrealized depreciation during the period on Level 3 investment securities held at May 31, 2011 (dollars in thousands):						$—	†

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
†Amount less than one thousand.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$6,105
Gross unrealized depreciation on investment securities	(15)
Net unrealized appreciation on investment securities	6,090
Cost of investment securities for federal income tax purposes	343,431

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-942-0711O-S30494

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: July 29, 2011